American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2020 Portfolio
April 30, 2024

One Choice Blend+ 2020 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.2%
Avantis Core Fixed Income Fund G Class	502,104	4,072,061
Avantis Short-Term Fixed Income Fund G Class	93,502	875,178
High Income Fund G Class	69,758	588,756
Inflation-Adjusted Bond Fund G Class	72,019	734,596
Short Duration Inflation Protection Bond Fund G Class	88,307	896,319
		7,166,910
Domestic Equity Funds — 29.9%
American Century Low Volatility ETF	15,470	757,710
Avantis U.S. Equity Fund G Class	81,400	1,330,080
Avantis U.S. Small Cap Value Fund G Class	8,509	138,011
Focused Large Cap Value Fund G Class	103,327	1,061,166
Growth Fund G Class	16,143	876,236
Heritage Fund G Class	2,779	76,235
Mid Cap Value Fund G Class	16,807	264,045
Small Cap Growth Fund G Class(2)	6,470	134,763
		4,638,246
International Fixed Income Funds — 13.1%
Emerging Markets Debt Fund G Class	22,999	199,862
Global Bond Fund G Class	214,790	1,834,305
		2,034,167
International Equity Funds — 10.8%
Avantis Emerging Markets Equity Fund G Class	1,378	15,818
Avantis International Equity Fund G Class	58,349	686,771
Focused International Growth Fund G Class	22,456	369,176
Global Real Estate Fund G Class	13,713	160,722
International Small-Mid Cap Fund G Class	632	6,162
International Value Fund G Class	50,715	436,657
		1,675,306
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,694,439)		15,514,629
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$15,514,629

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$3,538	$2,617	$2,237	$154	$4,072	502	$(210)	$149
Avantis Short-Term Fixed Income Fund	701	526	369	17	875	94	(9)	24
High Income Fund	549	358	354	36	589	70	(21)	35
Inflation-Adjusted Bond Fund	621	449	372	37	735	72	(58)	31
Short Duration Inflation Protection Bond Fund	743	551	432	34	896	88	(29)	29
American Century Low Volatility ETF	540	426	267	59	758	15	6	9
Avantis U.S. Equity Fund	1,043	725	549	111	1,330	81	41	21
Avantis U.S. Small Cap Value Fund	117	66	54	9	138	9	2	3
Focused Large Cap Value Fund	803	638	448	68	1,061	103	(22)	42
Growth Fund	679	535	416	78	876	16	34	44
Heritage Fund	69	34	35	8	76	3	2	1
Mid Cap Value Fund	199	153	103	15	264	17	(13)	14
Small Cap Growth Fund(3)	107	67	47	8	135	6	—	—
Emerging Markets Debt Fund	193	122	120	5	200	23	(9)	11
Global Bond Fund	1,585	1,098	968	119	1,834	215	(107)	52
Avantis Emerging Markets Equity Fund	29	8	21	—	16	1	—	1
Avantis International Equity Fund	516	403	261	29	687	58	3	25
Focused International Growth Fund	270	217	139	21	369	22	(9)	6
Global Real Estate Fund	120	94	71	18	161	14	(16)	7
International Small-Mid Cap Fund	9	4	8	1	6	1	—	—
International Value Fund	331	239	146	13	437	51	5	27
	$12,762	$9,330	$7,417	$840	$15,515	1,461	$(410)	$531
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.